UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21924

Exact name of registrant as specified in charter:	Oppenheimer Transition 2030 Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Arthur S. Gabinet, Executive Vice President & General Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, NY 10281-1008

Registrant’s telephone number, including area code:	303-768-3200

Date of fiscal year end:	2/28

Date of reporting period:	07/01/2011-06/30/2012

Item 1.	Proxy Voting Record
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ICA File Number: 811-21924

Reporting Period: 07/01/2011 - 06/30/2012

Oppenheimer LifeCycle Funds: Transition 2030 Fund

======================= Oppenheimer Transition 2030 Fund =======================

Oppenheimer Champion Income Fund

Ticker:                                OCHYX                                           Security ID:                                683944508

Meeting Date:                                March 7, 2012                                           Meeting Type:                                Special

Record Date:                                December 7, 2011

Proposal	Mgt Rec	Vote Cast	Sponsor

Proposal 1: Election of Trustees

1	William L. Armstrong	For	For	Management
2	Edward L. Cameron	For	For	Management
3	Jon S. Fossel	For	For	Management
4	Sam Freedman	For	For	Management
5	Richard F. Grabish	For	For	Management
6	F. Beverly L Hamilton	For	For	Management
7	Robert J. Malone	For	For	Management
8	F. William Marshall, Jr.	For	For	Management
9	Victoria J. Herget	For	For	Management
10	Karen L. Stuckey	For	For	Management
11	James D. Vaughn	For	For	Management
12	William F. Glavin Jr.	For	For	Management

Proposal 2: Change or Removal of Fundamental Investment Policies

a	Borrowing.	For	For	Management
b-1	Concentration of investments.	For	For	Management
c	Diversification of investments.	For	For	Management
e-1	Revise lending.	For	For	Management
g-1	Real estate and commodities.	For	For	Management
g-2	Real estate and commodities.	For	For	Management
h	Senior securities.	For	For	Management
i	Underwriting.	For	For	Management
o	Objective from fundamental to non-fundamental.	For	For	Management
p	Approve a change in the Fund’s investment objective.	For	For	Management

Proposal 3: To approve an Agremeent and Plan of Reorganization

3	Plan of Reorganization	For	For	Management

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Oppenheimer Limited-Term Government Fund

Ticker:                                OLTYX                                           Security ID:                                68380F400

Meeting Date:                                February 29, 2012                                           Meeting Type:                                Special

Record Date:                                December 7, 2011

Proposal	Mgt Rec	Vote Cast	Sponsor

Proposal 1: Election of Trustees

1	William L. Armstrong	For	For	Management
2	Edward L. Cameron	For	For	Management
3	Jon S. Fossel	For	For	Management
4	Sam Freedman	For	For	Management
5	Richard F. Grabish	For	For	Management
6	F. Beverly L Hamilton	For	For	Management
7	Robert J. Malone	For	For	Management
8	F. William Marshall, Jr.	For	For	Management
9	Victoria J. Herget	For	For	Management
10	Karen L. Stuckey	For	For	Management
11	James D. Vaughn	For	For	Management
12	William F. Glavin Jr.	For	For	Management

Proposal 2: Change or Removal of Fundamental Investment Policies

a	Borrowing.	For	For	Management
b-1	Concentration of investments.	For	For	Management
c	Diversification of investments.	For	For	Management
e-1	Revise lending.	For	For	Management
g-1	Real estate and commodities.	For	For	Management
h	Senior securities.	For	For	Management
i	Underwriting.	For	For	Management
k	Investment strategy restriction - Limited Term Govt't Fund	For	For	Management
l	Investment strategy restriction - Limited Term Govt't Fund	For	For	Management
m	Investment strategy restriction - Limited Term Govt't Fund	For	For	Management
n	Investment strategy restriction - Limited Term Govt't Fund	For	For	Management
o	Objective from fundamental to non-fundamental.	For	For	Management
p	Approve a change in the Fund’s investment objective.	For	For	Management

Proposal 3: To approve an Agremeent and Plan of Reorganization

3	Plan of Reorganization	For	For	Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Transition 2030 Fund

By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President and Principal Executive Officer

Date:	August 28, 2012

*By:	/s/ Randy Legg
Randy Legg, Attorney in Fact